Share-Based Payments - Data Related to All Restricted Stock Unit Activity (Detail) - Restricted Stock Units [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 371	$ 401	$ 379
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$ 279	$ 255	$ 239
Weighted-average period over which RSU cost is expected to be recognized (years)	1 year 9 months 18 days	1 year 10 months	1 year 10 months